Revenues Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 416,562	$ 500,781	$ 1,216,226	$ 1,558,209
Time charters
Disaggregation of Revenue [Line Items]
Revenues	126,133	191,252	376,921	573,747
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	160,546	37,395	461,376	131,840
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,001	18,280	17,112	60,926
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	71,583	160,260	203,982	475,877
Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		29,287		113,500
Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		38,362		129,624
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	52,299	25,945	156,835	72,695
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	3,896	5,797	12,160	21,084
Voyage charters - towage
Disaggregation of Revenue [Line Items]
Revenues	0	10,686	0	25,813
Non-lease
Disaggregation of Revenue [Line Items]
Revenues	56,195	42,428	168,995	119,592
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	117,571	72,022	348,097	195,883
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	123,336	104,285	360,957	306,369
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	118,188	92,700	335,409	271,078
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	104,342	83,101	294,658	241,019
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	6,279	0	16,669	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,001	6,524	17,112	22,359
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	1,566	3,075	6,970	7,700
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	5,148	11,585	25,548	35,291
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	2,820	10,376	12,534	32,073
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	2,220	930	12,690	2,383
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	108	279	324	835
Operating Segments | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	175,915	91,238	516,039	330,512
Operating Segments | Teekay Tankers | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	12,326	24,681	51,820	85,102
Operating Segments | Teekay Tankers | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	152,047	25,397	432,017	94,881
Operating Segments | Teekay Tankers | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		28,246		108,535
Operating Segments | Teekay Tankers | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Tankers | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	11,542	12,914	32,202	41,994
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	45,988
Operating Segments | Teekay Parent | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	1,041	0	4,965
Operating Segments | Teekay Parent | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		1,041		4,965
Operating Segments | Teekay Parent | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	71,583	51,254	203,982	143,769
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	71,583	51,254	203,982	143,769
Operating Segments | Teekay Parent | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	6,645
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	39,343
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues		19,727	144,115	47,149
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues		10,997	27,327	27,251
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Other | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		8,730	116,788	19,898
Operating Segments | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	255,781	0	796,711
Operating Segments | Teekay Offshore | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues		255,781		796,711
Operating Segments | Teekay Offshore | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues		77,907		231,950
Operating Segments | Teekay Offshore | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		11,068		34,576
Operating Segments | Teekay Offshore | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		19,438		68,453
Operating Segments | Teekay Offshore | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		109,006		332,108
Operating Segments | Teekay Offshore | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Offshore | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		38,362		129,624
Operating Segments | Teekay Offshore | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(260)	(22,545)	(8,867)	(71,266)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	(15,810)	(9,418)	(43,648)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	(7,682)	0	(29,886)
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	(260)	947	551	2,268
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	0	9,296	9,418	26,851
Intersegment Eliminations | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	$ 9,211	0	$ 33,429
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	20,200		61,300
Accounting Standards Update 2014-09 | Non-lease
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	1,900		5,700
Accounting Standards Update 2014-09 | Teekay Tankers
Disaggregation of Revenue [Line Items]
Increase in direct operating costs	20,200		61,300
Increase in revenue from contract with customer	20,200		61,300
Revenue Sharing Arrangements | Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Decrease (increase) in cost of services	(73,600)		(202,400)
Increase in revenue from contract with customer	$ 73,600		$ 202,400